LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of right of use assets

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2023 and 2022 (stated in thousands):

	December 31,	December 31,
	2023	2022
Operating	$616	$672

Schedule of components of lease cost

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Year Ended December 31,
	2023	2022
Lease cost:
Operating leases:
Amortization of ROU assets	$252	$309
Interest on lease liabilities	73	89
Total operating lease cost, included in general and administrative expenses	325	398
Finance leases:
Amortization of ROU assets	278	449
Interest on lease liabilities	45	81
Total finance lease cost, included in discontinued operations	323	530
Total lease cost	$648	$928

Schedule of weighted average lease terms and discount rates for operating and finance leases

	As of	As of
	December 31, 2023	December 31, 2022
Weighted average remaining lease term (years):
Operating leases	3.6	1.0
Finance leases	1.8	1.4
Weighted average discount rate (%):
Operating leases	9.9	10.0
Finance leases	8.0	7.6

Schedule of future minimum lease payments and related lease liabilities of operating leases

Future minimum lease payments and related lease liabilities as of December 31, 2023 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2024	$431	$268	$699
2025	352	153	505
2026	—	23	23
Total lease payments	783	444	1,227
Less: imputed interest	69	32	101
Present value of lease liabilities	714	412	1,126
Less: current portion of lease liabilities	377	244	621
Noncurrent lease liabilities	$337	$168	$505

Schedule of future minimum lease payments and related lease liabilities of financing leases

Future minimum lease payments and related lease liabilities as of December 31, 2023 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2024	$431	$268	$699
2025	352	153	505
2026	—	23	23
Total lease payments	783	444	1,227
Less: imputed interest	69	32	101
Present value of lease liabilities	714	412	1,126
Less: current portion of lease liabilities	377	244	621
Noncurrent lease liabilities	$337	$168	$505